BASIC AND FULLY DILUTED LOSS PER SHARE (Details) - Schedule of Anti-Dilutive Common Stock Equivalents - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	1,686,216	1,175,900	1,156,769	916,648
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	274,183	88,345	82,126	124,244
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	715,264	407,876	447,436	220,997
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding			196,300	167,500
Stock to be issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding			6,000	0
Preferred Stock Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	302,000	302,000	302,000	302,000
Preferred Stock Dividends [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	125,080	123,379	122,907	101,907